RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Office Building Lease	$ 162	$ 159	$ 154
Training Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	0
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	162	159	154
Beihai Silver Beach [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	523	501	421
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	0	113
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	0	17
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	0	81
New York Military Academy [Member] | Training Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 111